Note 9 - Warrants (Tables)	3 Months Ended
Feb. 28, 2017
Warrants [Abstract]
Schedule of Stockholders' Equity Note, Warrants or Rights
		Number		Shares issuable
Warrant	Exercise price	outstanding	Expiry	upon exercise

March 2013 Warrants	$2.10	1,491,742	March 22, 2018	372,936
July 2013 Warrants	$2.55	870,000	July 31, 2018	217,500
June 2016 Warrants	$1.93	2,839,766	June 02, 2021	1,419,883
		5,201,508		2,010,319

Schedule Of Warrant Transactions
	March 2013	July 2013	June 2016
	Warrants	Warrants	Warrants	Total

Outstanding, December 1, 2016	1,491,742	870,000	3,114,740	5,476,482
Exercised	—	-	(274,974)	(274,974)
Outstanding, February 28, 2017	1,491,742	870,000	2,839,766	5,201,508

	Series A	March 2013	July 2013
	Warrants	Warrants	Warrants	Total

Outstanding, December 1, 2015	2,835,000	1,724,300	870,000	5,429,300
Exercised	—	(232,556)	-	(232,556)
Expired	(2,835,000)		-	(2,835,000)
Outstanding, February 29, 2016	—	1,491,744	870,000	2,361,744